Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Revenues	¥ 0	¥ 0	¥ 111
Cost of revenue	31,813	45,757	92,591
Tencent Group | Marketing Services
Related Party Transaction [Line Items]
Revenues	0	0	12
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	24,915	35,403	74,377
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	6,898	10,354	18,214
JM Weshop (Cayman) Inc. | Technology Service
Related Party Transaction [Line Items]
Revenues	¥ 0	¥ 0	¥ 99